Offerings	Feb. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price not to exceed $400,000,000. The securities registered pursuant to this registration statement include shares of common stock having an aggregate offering price of $250,000,000 previously registered on this registration statement on September 17, 2024 that may be issued and sold under
an amended and restated sales agreement with TD Securities (USA) LLC. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price not to exceed $400,000,000. The securities registered pursuant to this registration statement include shares of common stock having an aggregate offering price of $250,000,000 previously registered on this registration statement on September 17, 2024 that may be issued and sold under
an amended and restated sales agreement with TD Securities (USA) LLC. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price not to exceed $400,000,000. The securities registered pursuant to this registration statement include shares of common stock having an aggregate offering price of $250,000,000 previously registered on this registration statement on September 17, 2024 that may be issued and sold under
an amended and restated sales agreement with TD Securities (USA) LLC. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price not to exceed $400,000,000. The securities registered pursuant to this registration statement include shares of common stock having an aggregate offering price of $250,000,000 previously registered on this registration statement on September 17, 2024 that may be issued and sold under
an amended and restated sales agreement with TD Securities (USA) LLC. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price not to exceed $400,000,000. The securities registered pursuant to this registration statement include shares of common stock having an aggregate offering price of $250,000,000 previously registered on this registration statement on September 17, 2024 that may be issued and sold under
an amended and restated sales agreement with TD Securities (USA) LLC. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.
(2)
Units may be issued under a unit agreement and will represent an interest in one or more securities registered under this registration statement including shares of common stock or preferred stock, debt securities or warrants, in any combination, which may or may not be separable from one another.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note
(1)
Pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3,
this information is not required to be included. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered under this registration statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold under this registration statement, as shall have an aggregate initial offering price not to exceed $400,000,000. The securities registered pursuant to this registration statement include shares of common stock having an aggregate offering price of $250,000,000 previously registered on this registration statement on September 17, 2024 that may be issued and sold under
an amended and restated sales agreement with TD Securities (USA) LLC. Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 250,000,000
Amount of Registration Fee	$ 36,900
Offering Note
(3)
The Net Fee Due reflects the registrant’s previous payment of a registration fee of $36,900.00 in connection with the registration of shares of common stock having an aggregate offering price of $250,000,000 that were initially registered on this registration statement on September 17, 2024, all of which remain unsold as of the filing of this Post-Effective Amendment No.
1
. As a result, a registration fee of $22,965.00 is being paid herewith.